Deposits - Scheduled Maturities Of Certificates Of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Certificates of Deposit Less Than 250,000
Deposits [Line Items]
2019	$ 83,811
2020	16,136
2021	7,553
2022	5,569
2023	1,774
Total	114,843
Certificates of Deposit 250,000 or More
Deposits [Line Items]
2019	34,089
2020	2,251
2021	5,835
2022	3,530
2023	1,546
Total	$ 47,251	$ 37,045